NET LOANS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2014
NET LOANS RECEIVABLE [Abstract]
Schedule of Primary Segments of Loan Portfolio

	June 30, 2014			June 30, 2013
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment
	(Dollars in Thousands)

First mortgage loans:
1 - 4 family dwellings	$15,634	$-	$15,634	$13,611	$-	$13,611
Construction	1,872	-	1,872	2,546	701	1,845
Land acquisition & development	573	-	573	1,407	280	1,127
Multi-family dwellings	2,327	-	2,327	2,780	-	2,780
Commercial	4,523	49	4,474	5,787	-	5,787

Consumer Loans
Home equity	849	-	849	1,085	-	1,085
Home equity lines of credit	1,985	150	1,835	2,056	150	1,906
Other	221	-	221	180	-	180

Commercial Loans	1,584	-	1,584	1,890	-	1,890

Obligations (other than securities and leases) of states and political subdivisions	400	-	400	500	-	500

	$29,968	$199	$29,769	$31,842	$1,131	$30,711

Less: Deferred loan fees	(10)			(4)
Allowance for loan losses	(234)			(307)

Total	$29,724			$31,531

Schedule of Impaired Loans

	June 30,	June 30,
	2014	2013
	(Dollars in Thousands)

Impaired loans with an allocated allowance:
Construction loans	$-	$701
Home equity lines of credit	150	-
Impaired loans without an allocated allowance:
Land acquisition & development loans	-	280
Commercial real estate loans	49	-
Home equity lines of credit	-	150

Total impaired loans	$199	$1,131

Allocated allowance on impaired loans:
Construction loans	$-	$107
Home equity lines of credit	15	-

Total	$15	$107

Average impaired loans:
Construction loans	$237	$701
Land acquisition & development loans	15	290
Commercial real estate loans	4	-
Home equity lines of credit	150	150

Total	$406	$1,141

Income recognized on impaired loans:
Construction loans	$-	$-
Land acquisition & development loans	-	36
Commercial real estate loans	-	-
Home equity lines of credit	6	6

Total	$6	$42

Schedule of Nonaccrual Loans

	June 30,	June 30,
	2014	2013
	(Dollars in Thousands)

Principal outstanding:
1 - 4 family dwellings	$408	$477
Construction	-	701
Land acquisition & development	-	280
Commercial real estate	49	-
Home equity lines of credit	150	150

Total	$607	$1,608

Average nonaccrual loans:
1 - 4 family dwellings	$459	$532
Construction	237	802
Land acquisition & development	15	290
Commercial real estate	4	-
Home equity lines of credit	150	150

Total	$865	$1,774

Income that would have been recognized	$51	$118
Interest income recognized	14	95

Interest income foregone	$40	$59

Schedule of Recorded Investment and Number of Modifications for Modified Loans

	June 30, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in Thousands)

Troubled debt restructurings
Home equity lines of credit	-	$-	$-
Troubled debt restructurings that subsequently defaulted
Home equity lines of credit	1	$150	$150

Schedule of Loans by Aging Categories

	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans
	(Dollars in Thousands)
June 30, 2014
First mortgage loans:
1 - 4 family dwellings	$15,068	$122	$36	$-	$408	$566	$15,634
Construction	1,872	-	-	-	-	-	1,872
Land acquisition & development	573	-	-	-	-	-	573
Multi-family dwellings	2,327	-	-	-	-	-	2,327
Commercial	4,474	-	-	-	49	49	4,523

Consumer Loans
Home equity	849	-	-	-	-	-	849
Home equity lines of credit	1,835	-	-	-	150	150	1,985
Other	221	-	-	-	-	-	221

Commercial Loans	1,584	-	-	-	-	-	1,584

Obligations (other than securities and leases) of states and political subdivisions	400	-	-	-	-	-	400

	$29,203	$122	$36	$-	$607	$765	29,968

Less: Deferred loan fees							(10)
Allowance for loan loss							(234)

Net Loans Receivable							$29,724

	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans
	(Dollars in Thousands)
June 30, 2013
First mortgage loans:
1 - 4 family dwellings	$13,089	$45	$-	$-	$477	$522	$13,611
Construction	1,845	-	-	-	701	701	2,546
Land acquisition & development	1,127	-	-	-	280	280	1,407
Multi-family dwellings	2,780	-	-	-	-	-	2,780
Commercial	5,787	-	-	-	-	-	5,787

Consumer Loans
Home equity	1,085	-	-	-	-	-	1,085
Home equity lines of credit	1,906	-	-	-	150	150	2,056
Other	180	-	-	-	-	-	180

Commercial Loans	1,884	6	-	-	-	6	1,890

Obligations (other than securities and leases) of states and political subdivisions	500	-	-	-	-	-	500

	$30,183	$51	$-	$-	$1,608	$1,659	31,842

Less: Deferred loan fees							(4)
Allowance for loan loss							(307)

Net Loans Receivable							$31,531

Schedule of Loans by Internal Classification

	June 30, 2014
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions
	(Dollars in Thousands)

Pass	$1,872	$258	$2,327	$4,474	$1,584	$400
Special Mention	-	-	-	-	-	-
Substandard	-	315	-	49	-	-
Doubtful	-	-	-	-	-	-

Ending Balance	$1,872	$573	$2,327	$4,523	$1,584	$400

	June 30, 2013
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions
	(Dollars in Thousands)

Pass	$1,845	$1,127	$2,780	$5,787	$1,889	$500
Special Mention	-	-	-	-	-	-
Substandard	701	280	-	-	1	-
Doubtful	-	-	-	-	-	-

Ending Balance	$2,546	$1,407	$2,780	$5,787	$1,890	$500

Schedule of Performing and Non-Performing Loans

	June 30, 2014
	1 - 4 Family	Consumer

	(Dollars in Thousands)

Performing	$15,160	$2,905
Non-performing	474	150

Total	$15,634	$3,055

	June 30, 2013
	1 - 4 Family	Consumer

	(Dollars in Thousands)

Performing	$13,134	$3,171
Non-performing	477	150

Total	$13,611	$3,321